Shareholder Report, Average Annual Return (Details)		11 Months Ended
	Dec. 06, 2023	Oct. 31, 2024
C000246700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CastleArk Large Growth ETF
Without Sales Load [Member] | C000246700
Average Annual Return [Line Items]
Average Annual Return, Percent		28.57%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent		26.57%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		30.34%